Restricted net assets	12 Months Ended
Dec. 31, 2024
Restricted net assets [Abstract]
Disclosure of restricted net assets [Text Block]
6.10 RESTRICTED NET ASSETS
Certain of our consolidated entities are restricted from remitting certain funds to us in the form of cash dividends or loans by a variety of regulations and contractual or statutory requirements. These restrictions are related to standard requirements to maintain restricted cash and debt service coverage ratios in our infrastructure project companies. Additionally, for certain entities, dividend payments may be restricted during construction phases. As of December 31, 2024, the net assets of these subsidiaries reached EUR 2,426 million.
The Group performed a test on the restricted net assets of consolidated subsidiaries in accordance with Securities Exchange Commission ("SEC") Regulation S-X Rule 4-08 (e) (3) 'General Notes to Financial Statements' and Rule 5-04 (c) 'what schedules are to be filed', and concluded that restricted net assets exceed 25% of Ferrovial’s consolidated net assets at December 31, 2024. Therefore, the separate condensed financial statements of Ferrovial SE (the parent company's accounting predecessor as of and for the years ended December 31, 2024, 2023 and 2022), as per SEC Regulation S-X Rule 12-04 'Condensed financial information of registrant', are presented.